RELATED PARTY TRANSACTIONS - Management arrangements (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
RELATED PARTY TRANSACTIONS
Management fees	$ 40.5	$ 41.0	$ 50.0